Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2022
Entity Registrant Name	AIM INVESTMENT FUNDS (INVESCO INVESTMENT FUNDS)
Entity Central Index Key	0000826644
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Feb. 27, 2023
Document Effective Date	Feb. 28, 2023
Prospectus Date	Feb. 28, 2023
INVESCO BALANCED-RISK ALLOCATION FUND | CLASS A
Prospectus:
Trading Symbol	ABRZX
INVESCO BALANCED-RISK ALLOCATION FUND | CLASS C
Prospectus:
Trading Symbol	ABRCX
INVESCO BALANCED-RISK ALLOCATION FUND | CLASS R
Prospectus:
Trading Symbol	ABRRX
INVESCO BALANCED-RISK ALLOCATION FUND | CLASS Y
Prospectus:
Trading Symbol	ABRYX
INVESCO BALANCED-RISK ALLOCATION FUND | CLASS R5
Prospectus:
Trading Symbol	ABRIX
INVESCO BALANCED-RISK ALLOCATION FUND | CLASS R6
Prospectus:
Trading Symbol	ALLFX
Invesco Balanced-Risk Commodity Strategy Fund | Class A
Prospectus:
Trading Symbol	BRCAX
Invesco Balanced-Risk Commodity Strategy Fund | Class C
Prospectus:
Trading Symbol	BRCCX
Invesco Balanced-Risk Commodity Strategy Fund | Class R
Prospectus:
Trading Symbol	BRCRX
Invesco Balanced-Risk Commodity Strategy Fund | Class Y
Prospectus:
Trading Symbol	BRCYX
Invesco Balanced-Risk Commodity Strategy Fund | CLASS R5
Prospectus:
Trading Symbol	BRCNX
Invesco Balanced-Risk Commodity Strategy Fund | CLASS R6
Prospectus:
Trading Symbol	IBRFX
Invesco Core Bond Fund | Class R6
Prospectus:
Trading Symbol	OPBIX
Invesco Core Bond Fund | Class R5
Prospectus:
Trading Symbol	TRTMX
Invesco Core Bond Fund | Class Y
Prospectus:
Trading Symbol	OPBYX
Invesco Core Bond Fund | Class R
Prospectus:
Trading Symbol	OPBNX
Invesco Core Bond Fund | Class C
Prospectus:
Trading Symbol	OPBCX
Invesco Core Bond Fund | Class A
Prospectus:
Trading Symbol	OPIGX
Invesco Developing Markets Fund | Class R6
Prospectus:
Trading Symbol	ODVIX
Invesco Developing Markets Fund | Class R5
Prospectus:
Trading Symbol	DVMFX
Invesco Developing Markets Fund | Class A
Prospectus:
Trading Symbol	ODMAX
Invesco Developing Markets Fund | Class R
Prospectus:
Trading Symbol	ODVNX
Invesco Developing Markets Fund | Class C
Prospectus:
Trading Symbol	ODVCX
Invesco Developing Markets Fund | Class Y
Prospectus:
Trading Symbol	ODVYX
Invesco Discovery Mid Cap Growth Fund | Class R6
Prospectus:
Trading Symbol	OEGIX
Invesco Discovery Mid Cap Growth Fund | Class R5
Prospectus:
Trading Symbol	DMCFX
Invesco Discovery Mid Cap Growth Fund | Class A
Prospectus:
Trading Symbol	OEGAX
Invesco Discovery Mid Cap Growth Fund | Class R
Prospectus:
Trading Symbol	OEGNX
Invesco Discovery Mid Cap Growth Fund | Class C
Prospectus:
Trading Symbol	OEGCX
Invesco Discovery Mid Cap Growth Fund | Class Y
Prospectus:
Trading Symbol	OEGYX
Invesco Emerging Markets Innovators Fund | Class R6
Prospectus:
Trading Symbol	EMVIX
Invesco Emerging Markets Innovators Fund | Class R5
Prospectus:
Trading Symbol	EMIMX
Invesco Emerging Markets Innovators Fund | Class A
Prospectus:
Trading Symbol	EMIAX
Invesco Emerging Markets Innovators Fund | Class R
Prospectus:
Trading Symbol	EMIRX
Invesco Emerging Markets Innovators Fund | Class C
Prospectus:
Trading Symbol	EMVCX
Invesco Emerging Markets Innovators Fund | Class Y
Prospectus:
Trading Symbol	EMIYX
Invesco Emerging Markets Local Debt Fund | Class R6
Prospectus:
Trading Symbol	OEMIX
Invesco Emerging Markets Local Debt Fund | Class R5
Prospectus:
Trading Symbol	EMLDX
Invesco Emerging Markets Local Debt Fund | Class A
Prospectus:
Trading Symbol	OEMAX
Invesco Emerging Markets Local Debt Fund | Class R
Prospectus:
Trading Symbol	OEMNX
Invesco Emerging Markets Local Debt Fund | Class C
Prospectus:
Trading Symbol	OEMCX
Invesco Emerging Markets Local Debt Fund | Class Y
Prospectus:
Trading Symbol	OEMYX
Invesco Emerging Markets Select Equity Fund | Class A
Prospectus:
Trading Symbol	IEMAX
Invesco Emerging Markets Select Equity Fund | Class C
Prospectus:
Trading Symbol	IEMCX
Invesco Emerging Markets Select Equity Fund | Class R
Prospectus:
Trading Symbol	IEMRX
Invesco Emerging Markets Select Equity Fund | Class Y
Prospectus:
Trading Symbol	IEMYX
Invesco Emerging Markets Select Equity Fund | CLASS R5
Prospectus:
Trading Symbol	IEMIX
Invesco Emerging Markets Select Equity Fund | CLASS R6
Prospectus:
Trading Symbol	EMEFX
Invesco EQV Emerging Markets All Cap Fund | Class A
Prospectus:
Trading Symbol	GTDDX
Invesco EQV Emerging Markets All Cap Fund | Class C
Prospectus:
Trading Symbol	GTDCX
Invesco EQV Emerging Markets All Cap Fund | CLASS R5
Prospectus:
Trading Symbol	GTDIX
Invesco EQV Emerging Markets All Cap Fund | Class Y
Prospectus:
Trading Symbol	GTDYX
Invesco EQV Emerging Markets All Cap Fund | CLASS R6
Prospectus:
Trading Symbol	GTDFX
Invesco Fundamental Alternatives Fund | Class R6
Prospectus:
Trading Symbol	QOPIX
Invesco Fundamental Alternatives Fund | Class R5
Prospectus:
Trading Symbol	FDATX
Invesco Fundamental Alternatives Fund | Class Y
Prospectus:
Trading Symbol	QOPYX
Invesco Fundamental Alternatives Fund | Class R
Prospectus:
Trading Symbol	QOPNX
Invesco Fundamental Alternatives Fund | Class C
Prospectus:
Trading Symbol	QOPCX
Invesco Fundamental Alternatives Fund | Class A
Prospectus:
Trading Symbol	QVOPX
Invesco Global Allocation Fund | Class R
Prospectus:
Trading Symbol	QGRNX
Invesco Global Allocation Fund | Class C
Prospectus:
Trading Symbol	QGRCX
Invesco Global Allocation Fund | Class Y
Prospectus:
Trading Symbol	QGRYX
Invesco Global Allocation Fund | Class R5
Prospectus:
Trading Symbol	GLALX
Invesco Global Allocation Fund | Class R6
Prospectus:
Trading Symbol	QGRIX
Invesco Global Allocation Fund | Class A
Prospectus:
Trading Symbol	QVGIX
Invesco Global Infrastructure Fund | Class A
Prospectus:
Trading Symbol	GIZAX
Invesco Global Infrastructure Fund | Class C
Prospectus:
Trading Symbol	GIZCX
Invesco Global Infrastructure Fund | Class R
Prospectus:
Trading Symbol	GIZRX
Invesco Global Infrastructure Fund | Class Y
Prospectus:
Trading Symbol	GIZYX
Invesco Global Infrastructure Fund | Class R5
Prospectus:
Trading Symbol	GIZFX
Invesco Global Infrastructure Fund | Class R6
Prospectus:
Trading Symbol	GIZSX
Invesco Global Strategic Income Fund | Class R6
Prospectus:
Trading Symbol	OSIIX
Invesco Global Strategic Income Fund | Class R5
Prospectus:
Trading Symbol	GLSSX
Invesco Global Strategic Income Fund | Class A
Prospectus:
Trading Symbol	OPSIX
Invesco Global Strategic Income Fund | Class R
Prospectus:
Trading Symbol	OSINX
Invesco Global Strategic Income Fund | Class C
Prospectus:
Trading Symbol	OSICX
Invesco Global Strategic Income Fund | Class Y
Prospectus:
Trading Symbol	OSIYX
INVESCO Greater China Fund | Class A
Prospectus:
Trading Symbol	AACFX
INVESCO Greater China Fund | Class C
Prospectus:
Trading Symbol	CACFX
INVESCO Greater China Fund | CLASS R5
Prospectus:
Trading Symbol	IACFX
INVESCO Greater China Fund | Class Y
Prospectus:
Trading Symbol	AMCYX
INVESCO Greater China Fund | Class R6
Prospectus:
Trading Symbol	CACSX
INVESCO Greater China Fund | Class R
Prospectus:
Trading Symbol	IGCRX
INVESCO Health Care Fund | Class A
Prospectus:
Trading Symbol	GGHCX
INVESCO Health Care Fund | Class C
Prospectus:
Trading Symbol	GTHCX
INVESCO Health Care Fund | Investor Class
Prospectus:
Trading Symbol	GTHIX
INVESCO Health Care Fund | Class Y
Prospectus:
Trading Symbol	GGHYX
INVESCO Health Care Fund | Class R6
Prospectus:
Trading Symbol	GGHSX
Invesco International Bond Fund | Class R6
Prospectus:
Trading Symbol	OIBIX
Invesco International Bond Fund | Class R5
Prospectus:
Trading Symbol	INBQX
Invesco International Bond Fund | Class A
Prospectus:
Trading Symbol	OIBAX
Invesco International Bond Fund | Class R
Prospectus:
Trading Symbol	OIBNX
Invesco International Bond Fund | Class C
Prospectus:
Trading Symbol	OIBCX
Invesco International Bond Fund | Class Y
Prospectus:
Trading Symbol	OIBYX
Invesco Macro Allocation Strategy Fund | Class A
Prospectus:
Trading Symbol	GMSDX
Invesco Macro Allocation Strategy Fund | Class C
Prospectus:
Trading Symbol	GMSEX
Invesco Macro Allocation Strategy Fund | Class R5
Prospectus:
Trading Symbol	GMSKX
Invesco Macro Allocation Strategy Fund | Class R6
Prospectus:
Trading Symbol	GMSLX
Invesco Macro Allocation Strategy Fund | Class R
Prospectus:
Trading Symbol	GMSJX
Invesco Macro Allocation Strategy Fund | Class Y
Prospectus:
Trading Symbol	GMSHX
Invesco Multi-Asset Income Fund | Class A
Prospectus:
Trading Symbol	PIAFX
Invesco Multi-Asset Income Fund | Class C
Prospectus:
Trading Symbol	PICFX
Invesco Multi-Asset Income Fund | Class R
Prospectus:
Trading Symbol	PIRFX
Invesco Multi-Asset Income Fund | Class Y
Prospectus:
Trading Symbol	PIYFX
Invesco Multi-Asset Income Fund | CLASS R5
Prospectus:
Trading Symbol	IPNFX
Invesco Multi-Asset Income Fund | CLASS R6
Prospectus:
Trading Symbol	PIFFX
Invesco World Bond Factor Fund | Class A
Prospectus:
Trading Symbol	AUBAX
Invesco World Bond Factor Fund | Class C
Prospectus:
Trading Symbol	AUBCX
Invesco World Bond Factor Fund | CLASS R5
Prospectus:
Trading Symbol	AUBIX
Invesco World Bond Factor Fund | Class Y
Prospectus:
Trading Symbol	AUBYX
Invesco World Bond Factor Fund | CLASS R6
Prospectus:
Trading Symbol	AUBFX